Accrued liabilities and other current liabilities (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Accrued liabilities and other current liabilities.
Accrued payroll and welfare payables	¥ 31,391	$ 4,382	¥ 36,860
Payable for business acquisition	15,338	2,141	16,338
Other taxes and surcharges	10,095	1,409	11,096
Service fees	5,499	768	4,514
Government grants subject to deferral or return	2,628	367	2,628
Others	3,498	488	2,934
Total accrued liabilities and other current liabilities	¥ 68,449	$ 9,555	¥ 74,370